Consolidated Variable Interest Entities - Assets & Liabilities (Details) (USD $) In Millions, unless otherwise specified	Aug. 29, 2013		Aug. 30, 2012		Sep. 01, 2011	Sep. 02, 2010
Assets
Cash and equivalents	$ 2,880		$ 2,459		$ 2,160	$ 2,913
Receivables	2,329		1,289
Inventories	2,649		1,812
Other current assets	276		98
Total current assets	8,911		5,758
Property, plant and equipment, net	7,626		7,103		7,555
Other noncurrent assets	439		286
Total assets	19,118		14,328
Liabilities
Accounts payable and accrued expenses	2,115		1,641
Deferred income	243		248
Equipment purchase contracts	182		130
Current portion of long-term debt	1,585		224
Total current liabilities	4,125		2,243
Long-term debt	4,452		3,038
Other noncurrent liabilities	535		630
Total liabilities	9,112		5,911
Variable Interest Entity, Primary Beneficiary [Member] | IM Flash Technologies, LLC [Member]
Assets
Cash and equivalents	62	[1]	157	[1]
Receivables	76	[1]	78	[1]
Inventories	49	[1]	67	[1]
Other current assets	4	[1]	5	[1]
Total current assets	191	[1]	307	[1]
Property, plant and equipment, net	1,382	[1]	1,342	[1]
Other noncurrent assets	46	[1]	36	[1]
Total assets	1,619	[1]	1,685	[1]
Liabilities
Accounts payable and accrued expenses	88	[1]	104	[1]
Deferred income	9	[1]	10	[1]
Equipment purchase contracts	78	[1]	58	[1]
Current portion of long-term debt	6	[1]	6	[1]
Total current liabilities	181	[1]	178	[1]
Long-term debt	13	[1]	18	[1]
Other noncurrent liabilities	118	[1]	129	[1]
Total liabilities	312	[1]	325	[1]
Variable Interest Entity, Primary Beneficiary [Member] | MP Mask Technology Center, LLC [Member]
Assets
Total current assets	26	[1]	19	[1]
Noncurrent assets (primarily property, plant and equipment)	182	[1]	170	[1]
Liabilities
Total current liabilities	$ 25	[1]	$ 12	[1]

[1]	Amounts exclude intercompany balances that were eliminated in our consolidated balance sheets.